BALANCE SHEET COMPONENTS - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 7,344
Work-in-process	4,253
Inventory	$ 11,597	$ 0